LEASE LIABILITIES (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Lease liabilities payable:
Lease liabilities payable	¥ 10,625
Less: Discount to present value	(2,138)
Total lease liability	8,487	¥ 0	¥ 0
Within one year [member]
Lease liabilities payable:
Lease liabilities payable	1,732
Within a period of more than one year but not more than two years [member]
Lease liabilities payable:
Lease liabilities payable	1,266
Within a period of more than two years but not more than five years [member]
Lease liabilities payable:
Lease liabilities payable	3,091
Within a period of more than five years [member]
Lease liabilities payable:
Lease liabilities payable	¥ 4,536